UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Municipal Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Alabama - 2.9%	Huntsville, Alabama, GO, Refunding, Series A, 5.25%, 2/01/09 (a)	$ 8,095	$ 8,325,222

Arizona - 2.4%	Yavapai County, Arizona, IDA, Solid Waste Disposal Revenue Bonds
	(Waste Management Inc. Project), VRDN, AMT, 4%, 6/01/27 (b)	7,000	6,959,120

California - 1.0%	California Pollution Control Financing Authority, Solid Waste Disposal
	Revenue Bonds (Republic Services, Inc. Project), VRDN, AMT, 3.10%,
	3/01/28 (b)	750	750,000
	California State, Economic Recovery, GO, Series A, 5%, 7/01/10	2,000	2,109,560

			2,859,560

Delaware - 3.8%	Delaware State, GO, Refunding, 5%, 3/01/11	10,000	10,687,200

District of	Metropolitan Washington Airports Authority, D.C., Airport System
Columbia - 1.7%	Revenue Refunding Bonds, AMT, Series A, 5%, 10/01/10 (c)	4,665	4,851,553

Florida - 12.7%	Florida Hurricane Catastrophe Fund Financing Corporation Revenue
	Bonds, Series A, 5%, 7/01/10	7,000	7,319,200
	Florida State Turnpike Authority, Turnpike Revenue Refunding Bonds,
	VRDN, Series A, 5%, 7/01/10	3,000	3,163,650
	Miami-Dade County, Florida, Educational Facilities Authority Revenue
	Bonds (University of Miami), Series A, 5.75%,
	4/01/10 (c)(d)	2,020	2,174,348
	Orange County, Florida, Tourist Development, Tax Revenue Bonds,
	5.50%, 10/01/09 (c)(d)	14,195	14,940,663
	Sunshine State Governmental Finance Commission, Florida, Revenue
	Bonds, VRDN, 6%, 7/01/16 (b)(c)	8,685	8,685,000

			36,282,861

Georgia - 2.0%	Catoosa County, Georgia, School District, GO, 4.25%, 8/01/08 (e)	5,600	5,646,928

Illinois - 1.9%	Illinois Educational Facilities Authority, Revenue Refunding Bonds
	(University of Chicago), Series A, 5.25%, 7/01/11 (d)	5,000	5,452,850

Indiana - 2.2%	Indiana Bond Bank Revenue Bonds (State Revolving Fund), Series B,
	5.30%, 8/01/10 (d)	4,750	5,109,575
	Indiana State Development Finance Authority, IDR (Republic Services,
	Inc. Project), VRDN, AMT, 3.09%, 11/01/35 (b)	1,000	1,000,000

			6,109,575

Massachusetts - 3.0%	Massachusetts State Consolidated Loan, GO, Series C,
	5%, 5/01/08 (f)	8,505	8,526,858

Michigan - 3.6%	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien,
	Series B, 5.50%, 7/01/11 (d)(g)	5,000	5,491,550

Portfolio Abbreviations

To simplify the listings of BlackRock Short-Term Municipal Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
COP	Certificates of Participation	M/F	Multi-Family
EDR	Economic Development Revenue Bonds	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds	TRAN	Tax Revenue Anticipation Notes
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes
IDA	Industrial Development Authority

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Kay
	Screen Printing, Inc. Project), VRDN, AMT, 3.60%, 5/01/20 (b)	$ 280	$ 280,000
	Michigan State Trunk Line Fund, Revenue Refunding Bonds, Series B,
	5%, 9/01/10 (a)	4,120	4,365,964

			10,137,514

Minnesota - 2.3%	Minneapolis and Saint Paul, Minnesota, Metropolitan Airports
	Commission, Airport Revenue Bonds, AMT, Series B,
	5.50%, 1/01/10 (g)	2,620	2,689,168
	Minnesota State, GO, 5%, 8/01/11	3,675	3,952,683

			6,641,851

Nebraska - 0.8%	Central Plains Energy Project, Nebraska, Revenue Bonds
	(Gas Project Number 1), VRDN, 3.908%, 12/01/10 (b)	2,500	2,381,250

Nevada - 5.1%	Clark County, Nevada, Airport System Subordinate Lien Revenue
	Bonds, AMT, Series B-1, 5%, 7/01/08	6,500	6,537,245
	Clark County, Nevada, EDR (Alexander Dawson School of Nevada
	Project), 5.50%, 5/15/09 (d)	7,500	7,882,950

			14,420,195

New Jersey - 3.7%	New Jersey Building Authority, State Building Revenue Refunding
	Bonds, Series B, 5.25%, 12/15/10 (c)	4,790	5,120,414
	New Jersey State Turnpike Authority, Turnpike Revenue Refunding
	Bonds, Series A, 5.75%, 1/01/10 (d)(e)	5,000	5,299,350

			10,419,764

New Mexico - 2.0%	New Mexico State, Severance Tax Bonds, Series A, 5%, 7/01/08 (e)	5,685	5,729,229

New York - 6.2%	Metropolitan Transportation Authority, New York, Dedicated Tax Fund
	Revenue Bonds, Series A, 5.875%, 4/01/10 (d)(g)	5,000	5,350,500
	New York City, New York, GO, Refunding, Series B, 5.25%, 8/01/11	4,000	4,283,560
	New York State Urban Development Corporation, Personal Income Tax
	Revenue Bonds, Series C, 5%, 3/15/10	7,705	8,090,789

			17,724,849

North Carolina - 1.5%	Mecklenburg County, North Carolina, GO, Series B, 4%, 2/01/10	3,000	3,094,590
	North Carolina, HFA, M/F Housing Revenue Bonds (Cedar Hills
	Apartments LLC), VRDN, AMT, 3.70%, 1/01/38 (b)	1,240	1,241,897

			4,336,487

Ohio - 3.0%	Ohio State Building Authority, State Facilities Revenue Bonds
	(Administrative Building Fund Projects), Series A,
	5.375%, 10/01/08 (d)	4,400	4,523,112
	Ohio State, Common Schools, GO, Series A, 5%, 3/15/11	3,875	4,133,773

			8,656,885

Pennsylvania - 6.1%	Bethlehem, Pennsylvania, Area School District, GO, Refunding, Series
	A, 5%, 9/01/10 (e)	4,000	4,210,200
	Bucks County, Pennsylvania, IDA, Solid Waste Revenue Bonds (Waste
	Management, Inc. Project), VRDN, AMT, 3.90%, 2/01/10 (b)	2,670	2,647,359
	Pennsylvania State, GO, Refunding, Third Series, 5%, 7/01/09	5,000	5,172,150
	University of Pittsburgh, Pennsylvania, The Commonwealth System of
	Higher Education, Revenue Refunding Bonds (Pittsburgh Asset Notes-
	Panthers), 5%, 8/01/10	5,000	5,273,650

			17,303,359

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Rhode Island - 0.4%	Rhode Island State and Providence Plantations, GO, Refunding
	(Consolidated Capital Development Loan ), 5%, 7/15/11	$ 1,000	$ 1,072,140

South Carolina - 3.2%	Aiken County, South Carolina, Consolidated School District, GO,
	Refunding, 5%, 3/01/09	4,590	4,724,717
	Hilton Head Island, South Carolina, Public Facility Corporation, COP
	(Beach Preservation Fee Pledge), 5%, 8/01/08 (e)	2,160	2,182,421
	Hilton Head Island, South Carolina, Public Facility Corporation, COP
	(Beach Preservation Fee Pledge), 5%, 8/01/09 (e)	2,240	2,320,192

			9,227,330

Tennessee - 1.4%	Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series
	A, 5%, 9/01/09	4,000	4,055,160

Texas - 16.3%	Austin, Texas, Independent School District, GO, Refunding,
	5.25%, 8/01/09	3,980	4,139,200
	Harris County, Texas, Toll Road Revenue Refunding Bonds,
	VRDN, Series B-2, 5%, 8/15/21 (b)(g)	5,000	5,155,750
	Matagorda County, Texas, Navigation District Number 1, PCR,
	Refunding (AEP Texas Central Company Project), VRDN, 5.125%,
	6/01/11 (b)	5,000	4,985,650
	Montgomery County, Texas, Unlimited Tax Adjustable Rate Road, GO,
	VRDN, Series B, 5%, 3/01/28 (a)(b)	2,200	2,226,730
	North Texas Thruway Authority, Dallas North Thruway System,
	Revenue Refunding Bonds, VRDN, Series B, 5%, 1/01/38 (b)(c)	2,790	2,805,624
	North Texas Tollway Authority, System Revenue Refunding Bonds,
	First Tier, VRDN, Series E-1, 5%, 1/01/10 (b)	7,000	7,110,810
	San Antonio, Texas, Electric and Gas Revenue Bonds, Junior Lien,
	VRDN, 3.625%, 12/01/27 (b)	5,000	5,085,300
	Tarrant County, Texas, Cultural Education Facilities Financing
	Corporation, Revenue Refunding Bonds (Texas Health Resources),
	Series A, 5%, 2/15/11	4,275	4,497,001
	Texas State, GO, TRAN, 4.50%, 8/28/08	5,000	5,055,250
	University of Texas, Financing System Revenue Refunding Bonds,
	Series B, 5%, 8/15/10	5,000	5,293,750

			46,355,065

Virginia - 1.8%	Virginia State Public School Authority, School Financing Revenue
	Bonds, Series B, 5%, 8/01/08 (d)	4,885	4,986,315

Washington - 4.7%	Energy Northwest, Washington, Electric Revenue Refunding Bonds
	(Columbia Generating Station), Series A, 5.25%, 7/01/09 (c)	9,940	10,277,761
	Tacoma, Washington, Electric System Revenue Refunding Bonds,
	Series A, 5.625%, 1/01/11 (a)(d)	2,900	3,163,929

			13,441,690

Wisconsin - 2.6%	Wisconsin Public Power Inc., Power Supply System, Revenue
	Refunding Bonds, Series A, 5.25%, 7/01/10 (e)	7,070	7,451,214

	Total Municipal Bonds
	(Cost - $276,289,312) - 98.3%		280,042,024

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

Merrill Lynch Institutional Tax-Exempt Fund, 2.16% (h)(i)	3,500,000	$ 3,500,000

Total Short-Term Securities
(Cost - $3,500,000) - 1.2%		3,500,000

Total Investments (Cost - $279,789,312*) - 99.5%		283,542,024
Other Assets Less Liabilities - 0.5%		1,507,709

Net Assets - 100.0%		$ 285,049,733

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 279,789,312

Gross unrealized appreciation	$ 3,934,975
Gross unrealized depreciation	(182,263)
Net unrealized appreciation	$ 3,752,712

(a)	FSA Insured.

(b)	Variable rate security. Rate shown is interest rate as of report date.

(c)	AMBAC Insured.

(d)	Prerefunded.

(e)	MBIA Insured.

(f)	CIFG Insured.

(g)	FGIC Insured.

(h)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net	Dividend
	Affiliate	Activity	Income

	Merrill Lynch Institutional Tax-Exempt Fund	3,493,397	$ 332,125

(i)	Represents the current yield as of report date.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 22, 2008